Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commodity swap liability
Financial assets, carrying value	$ 183,191	$ 69,615	$ 269,004
Financial assets, fair value	183,191	69,615	269,004
Financial liability	685,757	868,386	290,151
Financial liabilities, fair value	697,092	878,498	294,583
Financial liabilities measured at amortised cost
Commodity swap liability
Financial liability	464,802	560,545	282,709
Financial liabilities, fair value	476,137	570,657	287,141
Financial liabilities at fair value through profit or loss
Commodity swap liability
Financial liability	220,955	307,841	7,442
Financial liabilities, fair value	220,955	307,841	7,442
Trade and other payables | Financial liabilities measured at amortised cost
Commodity swap liability
Financial liability	51,050	87,562	927
Financial liabilities, fair value	51,050	87,562	927
Lease liability | Financial liabilities measured at amortised cost
Commodity swap liability
Financial liability	10,233	15,806
Financial liabilities, fair value	10,233	15,806
Loans and borrowings | Financial liabilities measured at amortised cost | Level 2
Commodity swap liability
Financial liability	403,191	448,875	786
Financial liabilities, fair value	414,526	458,987	786
Other financial liabilities (excluding contingent consideration) | Financial liabilities measured at amortised cost
Commodity swap liability
Financial liability	328	8,302	280,996
Financial liabilities, fair value	328	8,302	285,428
Royalty Deed | Level 3
Commodity swap liability
Financial liability	47,661	43,985
Financial liabilities, fair value	47,661	43,985
Contingent copper consideration | Level 3
Commodity swap liability
Financial liability	94,050	84,200
Financial liabilities, fair value	94,050	84,200
Deferred consideration | Level 2
Commodity swap liability
Financial liability		81,129
Financial liabilities, fair value		81,129
Public warrants | Level 1
Commodity swap liability
Financial liability		15,113	4,335
Financial liabilities, fair value		15,113	4,335
Private warrants | Level 2
Commodity swap liability
Financial liability		11,176	3,107
Financial liabilities, fair value		11,176	3,107
Mezz Warrants | Level 3
Commodity swap liability
Financial liability	11,066	16,906
Financial liabilities, fair value	11,066	16,906
Mezz Facility embedded derivative | Level 2
Commodity swap liability
Financial liability	34,713	42,635
Financial liabilities, fair value	34,713	42,635
Copper stream embedded derivative | Level 3
Commodity swap liability
Financial liability	5,182	138
Financial liabilities, fair value	5,182	138
Commodity swap liability | Level 2
Commodity swap liability
Financial liability	12,120	12,559
Financial liabilities, fair value	12,120	12,559
Cash and cash equivalents | Fair value through profit or loss | Level 1
Commodity swap liability
Financial assets, carrying value	171,897	32,372	42
Financial assets, fair value	171,897	32,372	42
Trade and other receivables | Fair value through profit or loss | Level 1
Commodity swap liability
Financial assets, carrying value	7,310	33,242	53
Financial assets, fair value	7,310	33,242	53
Investment in equity instruments | Fair value through profit or loss | Level 1
Commodity swap liability
Financial assets, carrying value	3,984
Financial assets, fair value	3,984
Investment in marketable securities | Fair value through profit or loss | Level 1
Commodity swap liability
Financial assets, carrying value			268,909
Financial assets, fair value			$ 268,909
Silver stream embedded derivative | Level 3
Commodity swap liability
Financial liability	16,163
Financial liabilities, fair value	$ 16,163
Silver stream embedded derivative | Fair value through profit or loss | Level 3
Commodity swap liability
Financial assets, carrying value		3,090
Financial assets, fair value		3,090
Copper stream embedded derivative | Fair value through profit or loss | Level 3
Commodity swap liability
Financial assets, carrying value		911
Financial assets, fair value		$ 911